RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 04, 2021	Aug. 02, 2021	Jan. 22, 2021	Mar. 31, 2021	Dec. 31, 2021	Aug. 23, 2021	Jul. 30, 2021
Related Party Transaction [Line Items]
Stock shares issued during the period for services value					$ 25,000
Share Price								$ 10.15
Other receivable – related party							$ 5,541
Reimbursement from health insurance						$ 86,549
Administrative Services [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party						60,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party						105,000
Prepaid related party expenses	$ 45,000					45,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Repayment of promissory note – related party			$ 174,060
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Additional Units issued (in shares)		2,807,868
Sponser [Member] | Administrative Services [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month						15,000
Sponser [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value				$ 300,000
Debt instrument, maturity date	Dec. 31, 2021
Debt instrument maturity date description	(i) December 31, 2021 and (ii) the consummation of the Initial Public Offering.
Sponser [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Working capital loans convertible into equity warrants	$ 1,500,000					$ 1,500,000
Debt instrument conversion price per warrant | $ / shares	$ 1.00					$ 1.00
Bank overdrafts	$ 0					$ 0
Common Class B [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Subject to Forfeiture	750,000					750,000
Common stock shares outstanding	5,701,967	5,701,967				5,701,967
Common Class B [Member] | Sponser [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares				5,750,000
Stock shares issued during the period for services value				$ 25,000
Common Stock, Shares, Subject to Forfeiture	750,000	701,967				750,000
Founder shares forfeited		48,033
Common Class B [Member] | Sponser [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Related Party Transaction [Line Items]
Lock in period of shares	1 year
Share Price	$ 12.00					$ 12.00
Waiting period after which the share trading days are considered	150 days
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Common Class B [Member] | Founder [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Subject to Forfeiture		701,967
Percentage of common stock issued and outstanding	20.00%					20.00%
Founder shares forfeited		48,033
Common stock shares outstanding	5,750,000					5,750,000